Income Taxes (Schedule Of Reasons For Differences Between Statutory Federal Income Tax Rate To Income Before Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Computed Federal tax expense at statutory rate	$ 83,686	$ 78,436	$ 86,470
Decrease in Federal tax expense related to an income tax accounting change for qualifying utility asset improvement costs	(57,015)	(57,467)	(28,948)
State income taxes, net of Federal tax benefit	(640)	1,338	8,235
Increase in tax expense for depreciation expense to be recovered in future rates	317	295	361
Stock-based compensation	(168)	(421)	(386)
Deduction for Aqua America common dividends paid under employee benefit plan	(350)	(414)	(387)
Amortization of deferred investment tax credits	(416)	(420)	(420)
Other, net	(195)	(114)	295
Actual income tax expense	$ 25,219	$ 21,233	$ 65,220	$ 67,590	$ 73,521